Contingent Consideration (Tables)	12 Months Ended
Jun. 30, 2026
Contingent Consideration [Abstract]
Disclosure of the movement in Contingent Consideration	The movement in the contingent consideration liability is as follows:

	SA Rand
Figures in million	2026	2025
Balance at beginning of year	1 457	965
CSA acquired through MAC Copper acquisition	3 312	—
Payments of contingent consideration	(3 115)	(338)
Remeasurement of contingent consideration	634	830
Foreign exchange translation	(168)	—
Balance at end of year	2 120	1 457
Current portion of contingent consideration	239	481
Non-current portion of contingent consideration	1 881	976